Intangible Assets - Summary of Reconciliation of Provision for Impairment of Intangible Assets (Detail) - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [abstract]
Amount at beginning of year		$ 2,126	$ 429
Increase charged to profit or loss		1,482	1,399	$ 429
Adjustment for inflation	[1]		152
Translation differences		852	146
Amount at end of year		$ 4,460	$ 2,126	$ 429

[1]	Corresponds to adjustment for inflation of opening balances of the provision for impairment of intangible assets in subsidiaries with the Peso as functional currency which was charged to other comprehensive income.